Schedule of changes in intangible assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets, beginning			$ 62	$ 312
Increase		$ 4
Impairment	[1]	(18)	(147)
Decrease		(4)
Translation effect			(3)
Reclasification to assets clasified as held for sales			(100)
Intangible assets, ending		44	62
Intangible assets amortization, beginning		(21)	(161)
Impairment	[1]	16	129
Reclasification to assets clasified as held for sales			16
Intangible assets amortization, ending		(6)	(21)
Depreciation for the year	[2]	(1)	(5)
Intangible assets		38	41
Impairment Loss		589
Diamante Hydroelectric Power [Member]
IfrsStatementLineItems [Line Items]
Impairment Loss		2
Diamante And Nihuiles Hydroelectric Power [Member]
IfrsStatementLineItems [Line Items]
Impairment Loss			18
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning			20
Increase
Impairment	[1]	(18)
Decrease
Translation effect
Reclasification to assets clasified as held for sales
Intangible assets, ending		2
Intangible assets amortization, beginning			(18)
Impairment	[1]	16
Depreciation for the year	[2]
Reclasification to assets clasified as held for sales
Intangible assets amortization, ending		(2)
Intangible assets			2
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		35	35
Increase
Impairment	[1]
Decrease
Translation effect
Reclasification to assets clasified as held for sales
Intangible assets		35	35
Intangibles Identified In Acquisitions Of Companies [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning			7
Impairment	[1]
Decrease
Translation effect
Reclasification to assets clasified as held for sales
Intangible assets, ending		7
Intangible assets amortization, beginning			(3)
Impairment	[1]
Reclasification to assets clasified as held for sales
Intangible assets amortization, ending		(4)
Depreciation for the year	[2]	(1)
Intangible assets		3	4
Other Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning
Increase		4
Impairment	[1]
Decrease		(4)
Translation effect
Reclasification to assets clasified as held for sales
Intangible assets, ending

[1]	Considering the assumptions detailed in Note 11.1, the assessment of recoverability for the Power Generation segment, resulted in the recognition of impairment losses for the Diamante hydroelectric power plant in an amount of US$ 2 million in 2021, and the recognition of impairment losses for the Diamante and Nihuiles hydroelectric power plants in an amount of US$ 18 million in 2020
[2]	It includes US$ 1 million corresponding to Discontinued operations for fiscal year 2020.